Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	$ 2,604,731	$ 2,779,921
Financial Liabilities	567,031	656,695
Level 3 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	374	19,054	$ 28,137
At fair value | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	374	19,054
At fair value | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	91,939	1,827
At fair value | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	3,751	7,066
At fair value | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	59,382	53,582
At fair value | Level 1 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 1 | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	88,860	0
At fair value | Level 1 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	3,751	6,066
At fair value | Level 1 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	0	0
At fair value | Level 2 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 2 | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	3,079	1,827
At fair value | Level 2 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	0	0
At fair value | Level 2 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	42,477	37,480
At fair value | Level 3 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	374	19,054
At fair value | Level 3 | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 3 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	0	1,000
At fair value | Level 3 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	$ 16,905	$ 16,102